Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

October 31, 2019 (unaudited)

Security Description	Principal	Value

TERM LOANS – 49.0%

Chemicals – 0.2%
Hexion, Inc., 5.60%, (3-Month USD LIBOR + 3.50%), 07/01/26(1)	$19,950	$19,912

Consumer Non-Durables – 0.3%
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 5.80%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Canada)(1)	30,000	28,433
Energy – 3.4%
Buckeye Partners LP, 11/15/26(1)(2)	15,000	15,088
California Resources Corp., 6.55%, (1-Month USD LIBOR + 4.75%), 12/31/22(1)	190,000	164,445
CITGO Petroleum Corp., 7.10%, (3-Month USD LIBOR + 5.00%), 03/28/24(1)	59,401	59,549
Fieldwood Energy LLC, 7.18%, (3-Month USD LIBOR + 5.25%), 04/11/22(1)	160,000	129,440
Total Energy		368,522
Financials – 1.9%
Ellie Mae, Inc., 5.86%, (2-Month USD LIBOR + 4.00%), 04/17/26(1)	210,000	209,081

Food/Tobacco – 2.1%
JBS USA LUX SA, 4.29%, (1-Month USD LIBOR + 2.50%), 05/01/26 (Luxembourg)(1)	114,425	114,932
Sigma US Corp., 5.09%, (3-Month USD LIBOR + 3.00%), 07/02/25 (Netherlands)(1)	113,563	112,366
Total Food/Tobacco		227,298
Forest Prod/Containers – 1.7%
Berlin Packaging LLC, 5.11%, (3-Month USD LIBOR + 3.00%), 11/07/25 (Mexico)(1)	147,304	143,499
Berry Global, Inc., 4.44%, (1-Month USD LIBOR + 2.50%), 07/01/26(1)	39,900	40,081
Total Forest Prod/Containers		183,580
Gaming/Leisure – 8.1%
Everi Payments, Inc., 4.79%, (1-Month USD LIBOR + 3.00%), 05/09/24(1)	241,247	241,368
Golden Nugget, Inc. (aka LandryÕs, Inc.), 4.54%, (3-Month USD LIBOR + 2.75%), 10/04/23(1)	176,692	176,582
GVC Holdings PLC, 4.45%, (6-Month USD LIBOR + 2.25%), 03/29/24(1)	221,625	222,145
UFC HOLDINGS LLC, 5.04%, (1-Month USD LIBOR + 3.25%), 04/29/26(1)	233,425	233,600
Total Gaming/Leisure		873,695
Health Care – 5.1%
Greatbatch Ltd., 4.98%, (1-Month USD LIBOR + 3.00%), 10/27/22(1)	164,811	165,761
Sterigenics-Nordion Holdings, LLC, 4.93%, (3-Month USD LIBOR + 3.00%), 05/15/22(1)	130,223	128,311
Surgery Partners, LLC, 5.04%, (1-Month USD LIBOR + 3.25%), 09/02/24(1)	225,400	218,263
Zelia Payments Buyer Inc, 6.54%, (1-Month USD LIBOR + 4.75%), 09/30/26(1)	35,000	34,694
Total Health Care		547,029
Housing – 3.8%
CPG International LLC (fka CPG International, Inc.), 5.93%, (3-Month USD LIBOR + 3.75%), 05/05/24(1)	141,776	140,003
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 4.54%, (1-Month USD LIBOR + 2.75%), 10/29/24(1)	265,033	266,027
Total Housing		406,030
Information Technology – 5.3%
Applied Systems, Inc., 5.10%, (3-Month USD LIBOR + 3.00%), 09/19/24(1)	254,296	253,185
Applied Systems, Inc., 9.10%, (3-Month USD LIBOR + 7.00%), 09/19/25(1)	60,000	60,875
Kronos, Inc., 5.25%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman)(1)	162,880	162,765
Vertafore, Inc., 5.04%, (1-Month USD LIBOR + 3.25%), 07/02/25(1)	92,416	89,874
Total Information Technology		566,699
Manufacturing – 2.7%
Gardner Denver, Inc., 4.54%, (1-Month USD LIBOR + 2.75%), 07/30/24(1)	216,767	217,482
Gates Global LLC, 4.54%, (1-Month USD LIBOR + 2.75%), 04/01/24(1)	79,796	78,358
Total Manufacturing		295,840
Media/Telecom - Broadcasting – 1.5%
Diamond Sports Group LLC, 5.08%, (1-Month USD LIBOR + 3.25%), 08/24/26(1)	35,000	35,215
iHeartCommunications, Inc., 6.03%, (1-Month USD LIBOR + 4.00%), 05/01/26(1)	31,249	31,395
Nexstar Broadcasting, Inc., 4.55%, (1-Month USD LIBOR + 2.75%), 09/18/26(1)	100,000	100,493
Total Media/Telecom - Broadcasting		167,103
Media/Telecom - Cable/Wireless Video – 1.8%
LCPR Loan Financing LLC, 10/22/26(1)(2)	20,000	20,169
Telenet Financing USD LLC, 4.17%, (1-Month USD LIBOR + 2.25%), 08/15/26(1)	170,000	170,046
Total Media/Telecom - Cable/Wireless Video		190,215
Media/Telecom - Telecommunications – 0.0%(3)
Iridium Satellite LLC, 10/17/26(1)(2)	5,000	5,035
Retail – 1.9%
PetSmart, Inc., 5.93%, (1-Month USD LIBOR + 4.00%), 03/11/22(1)	205,388	200,724
Service – 3.9%
PI UK Holdco II Limited, 5.04%, (1-Month USD LIBOR + 3.25%), 01/03/25(1)	190,903	190,068
Prime Security Services Borrower LLC, 5.25%, (1-Month USD LIBOR + 3.25%), 09/23/26(1)	55,000	53,217
Spin Holdco, Inc., 5.25%, (3-Month USD LIBOR + 3.25%), 11/14/22(1)	39,073	38,012
TKC Holdings, Inc., 5.54%, (1-Month USD LIBOR + 3.75%), 02/01/23(1)	87,560	85,058
WEX, Inc., 4.04%, (1-Month USD LIBOR + 2.25%), 05/15/26(1)	54,725	55,023
Total Service		421,378
Transportation - Automotive – 3.2%
Accuride Corp., 7.35%, (3-Month USD LIBOR + 5.25%), 11/17/23(1)	195,530	163,268
Panther BF Aggregator 2 LP, 5.30%, (1-Month USD LIBOR + 3.50%), 04/30/26(1)	180,000	177,975
Total Transportation - Automotive		341,243
Utilities – 2.1%
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 5.29%, (1-Month USD LIBOR + 3.50%), 08/01/25(1)	24,937	24,818
Calpine Corp., 4.86%, (3-Month USD LIBOR + 2.75%), 04/05/26(1)	164,588	164,958
Talen Energy Supply, LLC, 5.69%, (1-Month USD LIBOR + 3.75%), 07/08/26(1)	40,000	39,600
Total Utilities		229,376
Total Term Loans
(Cost $5,379,988)		5,281,193

U.S. GOVERNMENT SECURITIES – 27.3%
U.S. Treasury Bill
2.41%, 11/14/19(4)	1,950,000	1,948,952
2.53%, 02/27/20(4)	1,000,000	995,021
Total U.S. Government Securities
(Cost $2,940,225)		2,943,973

CORPORATE BONDS – 20.8%

Communication Services – 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(5)	25,000	25,531
Cincinnati Bell, Inc., 7.00%, 07/15/24(5)	45,000	40,837
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(5)	15,000	15,694
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(5)	35,000	36,137
DISH DBS Corp., 5.00%, 03/15/23	40,000	40,450
Frontier Communications Corp., 11.00%, 09/15/25	45,000	21,262
iHeartCommunications, Inc., 6.38%, 05/01/26	9,059	9,795
iHeartCommunications, Inc., 8.38%, 05/01/27	16,420	17,692
iHeartCommunications, Inc. Escrow(6)	150,000	0
Live Nation Entertainment, Inc., 4.75%, 10/15/27(5)	10,000	10,451
Sirius XM Radio, Inc., 4.63%, 07/15/24(5)	15,000	15,713
Sirius XM Radio, Inc., 5.50%, 07/01/29(5)	25,000	27,078
Sprint Corp., 7.88%, 09/15/23	70,000	77,438
Univision Communications, Inc., 5.13%, 02/15/25(5)	30,000	29,438
Total Communication Services		367,516
Consumer Discretionary – 1.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(5)	10,000	10,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 07/15/27(5)	25,000	25,594
Boyd Gaming Corp., 6.38%, 04/01/26	35,000	37,319
Michaels Stores, Inc., 8.00%, 07/15/27(5)	10,000	9,909
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(5)	120,000	32,700
Total Consumer Discretionary		115,522
Energy – 0.2%
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(5)	70,000	27,300
Financials – 2.5%
Navient Corp., 6.75%, 06/25/25	50,000	52,860
Synchrony Financial, 4.38%, 03/19/24	170,000	180,929
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(1)	25,000	26,812
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp., 6.75%, 06/01/25(5)	10,000	10,338
Total Financials		270,939
Health Care – 2.3%
Bausch Health Cos., Inc., 7.00%, 01/15/28(5)	50,000	54,062
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(5)	15,000	15,713
Charles River Laboratories International, Inc., 4.25%, 05/01/28(5)	15,000	15,320
HCA, Inc., 5.88%, 02/01/29	70,000	79,450
Select Medical Corp., 6.25%, 08/15/26(5)	20,000	21,350
Tenet Healthcare Corp., 4.88%, 01/01/26(5)	45,000	46,603
Tenet Healthcare Corp., 5.13%, 11/01/27(5)	15,000	15,656
Total Health Care		248,154
Industrials – 3.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(5)	45,000	48,150
Owens Corning, 3.95%, 08/15/29	34,000	35,029
Pentair Finance Sarl, 4.50%, 07/01/29	45,000	46,969
TransDigm, Inc., 6.25%, 03/15/26(5)	50,000	53,687
TransDigm, Inc., 5.50%, 11/15/27(5)	20,000	19,984
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(5)(7)	155,000	128,844
Total Industrials		332,663
Information Technology – 2.9%
Dell International LLC / EMC Corp., 4.90%, 10/01/26(5)	90,000	97,719
Dell International LLC / EMC Corp., 5.30%, 10/01/29(5)	90,000	99,518
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27(5)	25,000	27,501
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(5)	45,000	45,675
ViaSat, Inc., 5.63%, 09/15/25(5)	45,000	45,830
Total Information Technology		316,243
Materials – 1.7%
AK Steel Corp., 7.50%, 07/15/23	25,000	25,187
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(5)	30,000	28,800
Olin Corp., 5.63%, 08/01/29	45,000	46,835
Scotts Miracle-GRO Co. (The), 4.50%, 10/15/29(5)	35,000	35,263
TPC Group, Inc., 10.50%, 08/01/24(5)	23,000	24,495
Trident TPI Holdings, Inc., 9.25%, 08/01/24(5)	20,000	19,450
Total Materials		180,030
Real Estate – 1.8%
ESH Hospitality, Inc., 4.63%, 10/01/27(5)	55,000	55,280
Iron Mountain, Inc., 4.88%, 09/15/29(5)	30,000	30,788
iStar, Inc., 4.75%, 10/01/24	50,000	51,688
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(5)	65,000	54,112
Total Real Estate		191,868
Utilities – 1.8%
DPL, Inc., 4.35%, 04/15/29(5)	55,000	54,986
Talen Energy Supply, LLC, 6.63%, 01/15/28(5)	45,000	43,650
TerraForm Power Operating LLC, 5.00%, 01/31/28(5)	40,000	42,388
Vistra Operations Co. LLC, 5.63%, 02/15/27(5)	55,000	58,507
Total Utilities		199,531
Total Corporate Bonds
(Cost $2,322,028)		2,249,766

FOREIGN BONDS – 1.7%
Energy – 0.3%
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)	25,000	28,239
Health Care – 0.2%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	26,425
Industrials – 1.2%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(5)	96,000	101,682
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(5)	25,000	24,500
Total Industrials		126,182
Total Foreign Bonds
(Cost $175,628)		180,846

WARRANT - 0.2%
Communication Services - 0.2%
iHeart Media, Inc.* (Cost $27,825)	1,602	$22,395
TOTAL INVESTMENTS - 99.0%
(Cost $10,845,694)		10,678,173
Other Assets in Excess of Liabilities - 1.0%		107,314
Net Assets - 100.0%		$10,785,487

*	Non-income producing security.
(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(2)	This loan will settle after October 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(3)	Amount rounds to less than 0.05%.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2019, the aggregate value of these securities was $1,626,233, or 15.1% of net assets.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Payment in-kind security.100% of the income was received in cash.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

October 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2019.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$–	$5,281,193	$–	$5,281,193
U.S. Government Securities	–	2,943,973	–	2,943,973
Corporate Bonds	–	2,249,766	0	2,249,766
Foreign Bonds	–	180,846	–	180,846
Warrant	–	22,395	–	22,395
Total	$–	$10,678,173	$0	$10,678,173

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended October 31, 2019.